Recoverable Taxes - Schedule of Recoverable Taxes (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Recoverable Taxes [abstract]
Prepayments of income taxes (IRPJ and CSLL)	R$ 243	R$ 3,457
Withholding income tax on finance income	52,836	32,528
Contributions over revenue	3,053	1,354
Withholding taxes on sales	327	1,501
Other taxes	459	307
Recoverable Taxes	R$ 56,918	R$ 39,147